UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787
                                   ---------

                        FRANKLIN NEW YORK TAX-FREE TRUST
                        --------------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 06/30/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------
                                                 Franklin New York
                                                 Insured Tax-Free
                                                 Income Fund

                                                 Franklin New York
                                                 Intermediate-Term
                                                 Tax-Free Income Fund

                                                 Franklin New York
                                                 Limited-Term
                                                 Tax-Free Income Fund

                                                 Franklin New York
                                                 Tax-Exempt Money Fund

--------------------------------------------------------------------------------
  SEMIANNUAL REPORT AND SHAREHOLDER LETTER     |        TAX-FREE INCOME
--------------------------------------------------------------------------------
                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                  FRANKLIN
            NEW YORK TAX-FREE TRUST                 Eligible shareholders can
                                                    sign up for eDelivery at
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                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o Templeton o Mutual Series

                                   FRANKLIN TEMPLETON INVESTMENTS

                                   GAIN FROM OUR PERSPECTIVE

                                   Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE              Each of our portfolio management groups
                                   operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                   FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                                   TEMPLETON. Founded in 1940, Templeton
                                   pioneered international investing and, in
                                   1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                   MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION               Because our management groups work
                                   independently and adhere to distinctly
                                   different investment approaches, Franklin,
                                   Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST          At Franklin Templeton Investments, we seek to
                                   consistently provide investors with
                                   exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:

Understanding Your Tax-Free Income Fund ...................................    4

SEMIANNUAL REPORT

State Update and Municipal Bond Market Overview ...........................    7

Franklin New York Insured Tax-Free Income Fund ............................   10

Franklin New York Intermediate-Term Tax-Free Income Fund ..................   15

Franklin New York Limited-Term Tax-Free Income Fund .......................   20

Franklin New York Tax-Exempt Money Fund ...................................   23

Financial Highlights and Statements of Investments ........................   25

Financial Statements ......................................................   45

Notes to Financial Statements .............................................   50

Proxy Voting Policies and Procedures ......................................   59

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

STATE UPDATE AND MUNICIPAL
BOND MARKET OVERVIEW

As the national economic rebound continued, New York experienced a slow but gradual recovery. The state benefited from unanticipated federal aid and temporary tax increases, with evidence of the recovery in the form of a small surplus expected for fiscal year 2003-2004 and significant proposed reductions in coming years' budget gaps. Recovery extended into the deep and diversified economic base, but in particular, improvement in the securities industry played a critical role in this upswing. Manufacturing activity continued to rebound, aided by improvement in business spending, a replacement cycle for aging equipment and low interest rates. Overall wages and income were forecast to increase at respective rates of 5.1% and 5.0% in 2004.(1) The 2004 projected 0.8% employment increase is an improvement from 2003's 0.4% decline.(1)

Improved debt management in capital planning and debt policies supported the recovery, with debt ratios now within the range of other states. Debt service costs were manageable at 8.1% of consolidated general and debt service fund expenditures.(1) The benefits of fiscal conservatism and resolve practiced in recent years left the Empire State more prepared and better able to cope with current stresses than in the past.

The legislature approved measures implementing temporary tax increases after a difficult budget process and the efforts paid off -- New York successfully positioned itself for a favorable fiscal-year close. Revenues from personal income tax increased 14% from last year, while those from user taxes and fees increased 5.7% and business taxes rose 9.2% largely due to the stronger economy.(2)

Independent credit rating agency Standard & Poor's rated New York's debt AA.(3) Its outlook for the state remained negative due to structural budget imbalances after last year's budget adoption. New York's sound financial recovery and an outlook upgrade will likely depend on adoption of a budget that strives for structural balance, rebuilding reserves and reduction of gaps for future years.

Municipal bond prices traced an unsteady path during the six months under review as significant events affected the market. Globally, triumphs and setbacks in Iraq and the Middle East, tension with North Korea, and worldwide terrorist

(1) Source: Standard & Poor's, "Summary: New York State; Tax Secured, General Obligation," RATINGSDIRECT, 4/6/04.

(2) Source: Standard & Poor's, "Public Finance Report Card: The U.S. States," RATINGSDIRECT, 4/12/04.

(3)  This does not indicate Standard & Poor's rating of the Funds.


                                                           Semiannual Report | 7
activity made headlines. Domestically, changing tax policy, growing budget deficits, dollar devaluation, national health care reform, an upcoming presidential election and several financial scandals were prominent news stories over the past six months. Such events seemed to be reflected in the Lehman Brothers Municipal Bond Index's volatility. The index rose 3.00% from January 1 through March 15, 2004, before falling 3.57% through period-end.(4) Over the 12 months ended June 30, 2004, the municipal bond market, however, experienced less volatility than the 10-year Treasury note and the Standard & Poor's 500 Composite Index (S&P 500).(5)

Interest rates rose significantly in the second half of the reporting period, as economic data indicated continuing U.S. economic recovery. Labor market conditions improved, and the financial markets expected the Federal Reserve Board to begin raising the federal funds target rate, which they did on June 30, 2004. According to Municipal Market Data, the yield for 30-year AAA bonds increased from 4.63% at the beginning of the period under review to 5.02% on June 30, 2004.(6) Despite the rise in yields, long-term interest rates remained near four-decade lows through much of the reporting period. However, recent rising rates and lack of refunding opportunities for municipalities may account for a 22.8% decline in New York's issuance so far in 2004.(7)

Another trend in the municipal bond market was greater short-term borrowing, largely because of the need to smooth annual revenues and fill budget gaps, and the unusually wide spread between short- and long-term rates. In 2003 municipal note issuance reached the second-highest level of the past decade. Despite the abundance of short-term notes, the difference between short- and long-term rates, illustrated by the yield curve, was wider on June 30, 2004, than on June 30 for the 10 prior years. Wider spreads provided for attractive real rates of return in the municipal bond market, as long-term distribution yields remained more than three percentage points above short-term rates at period-end.

(4) Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

(5) Source: Standard & Poor's Micropal Based on the one-year annualized volatility as of 6/30/04 of the Lehman Brothers Municipal Bond Index, the P&R U.S. Treasury Note 10-Year Index and the S&P 500. See footnote 4 for a description of the Lehman Brothers Municipal Bond Index. The P&R U.S. Treasury Note 10-Year Index is a total return index based on a constant maturity instrument Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

(6)  Source: Thomson Financial.

(7)  Source: THE BOND BUYER, 7/1/04.


8 | Semiannual Report

Many states coped with financial challenges and budget deficits during the period under review, according to the Center on Budget and Policy Priorities, a nonpartisan organization that researches and analyzes a range of government policies and programs. In fiscal year 2004, which for most states began July 1, 2003, many states experienced some revenue growth, but revenues remained at pre-recession levels. Most states have a long way to go before correcting the budget imbalances of the past several years. However, in January 2004, Moody's Investors Service indicated it believed credit quality would stabilize and possibly improve in 2004. Even with large budgetary swings, overall municipal debt credit quality remained high, which resulted in Moody's credit upgrades surpassing downgrades by 417 to 309 for 2003.


                                                           Semiannual Report | 9

FRANKLIN NEW YORK INSURED
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Insured Tax-Free Income Fund seeks to provide high, current income exempt from federal, New York state and New York City personal income taxes while seeking preservation of capital through a portfolio consisting mainly of insured New York municipal securities.
(1), (2)

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin New York Insured Tax-Free Income Fund covers the period ended June 30, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as yields increased bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, decreased from $11.71 on December 31, 2003, to $11.35 on June 30, 2004. The Fund's Class A shares paid dividends totaling 25.81 cents per share during the reporting period.(3) The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.31%, based on an annualization of the current 4.26 cent ($0.0426) per share dividend and the maximum offering price of $11.85 on June 30, 2004. An investor in the 2004 maximum combined federal and New York state and City personal income tax bracket of 42.90% would need to earn a distribution rate of 7.55% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally

(1) For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

(2) The insurance relates only to the payment of principal and interest on the portfolio's insured securities. No representation is made as to any insurer's ability to meet its commitments.

(3) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 27.


10 | Semiannual Report

DIVIDEND DISTRIBUTIONS(3)
Franklin New York Insured Tax-Free Income Fund
1/1/04-6/30/04

--------------------------------------------------------------------------------
                                                           DIVIDEND PER SHARE
                                                       -------------------------
MONTH                                                    CLASS A      CLASSS C
--------------------------------------------------------------------------------
January                                                 4.31 cents    3.79 cents
--------------------------------------------------------------------------------
February                                                4.31 cents    3.79 cents
--------------------------------------------------------------------------------
March                                                   4.31 cents    3.76 cents
--------------------------------------------------------------------------------
April                                                   4.31 cents    3.76 cents
--------------------------------------------------------------------------------
May                                                     4.31 cents    3.76 cents
--------------------------------------------------------------------------------
June                                                    4.26 cents    3.73 cents
--------------------------------------------------------------------------------
TOTAL                                                  25.81 CENTS   22.59 CENTS
--------------------------------------------------------------------------------

employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

The Fund was subject to bond calls during the six months under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

The significant amount of new issuance during the reporting period provided us with ample opportunity to keep the portfolio fully invested and improve the potential for better income return. The mixture of our value-oriented philosophy of investing primarily for income, a large supply of municipal bonds, and a steep yield curve favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

PORTFOLIO BREAKDOWN
Franklin New York Insured
Tax-Free Income Fund
6/30/04

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                           LONG-TERM INVESTMENTS
--------------------------------------------------------------------------------
Utilities                                                                  15.2%
--------------------------------------------------------------------------------
Higher Education                                                           15.2%
--------------------------------------------------------------------------------
Prerefunded                                                                14.4%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     13.9%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       11.9%
--------------------------------------------------------------------------------
Transportation                                                              8.4%
--------------------------------------------------------------------------------
General Obligation                                                          7.6%
--------------------------------------------------------------------------------
Other Revenue                                                               7.2%
--------------------------------------------------------------------------------
Tax-Supported                                                               4.7%
--------------------------------------------------------------------------------
Housing                                                                     1.5%
--------------------------------------------------------------------------------


                                                          Semiannual Report | 11

Thank you for your participation in Franklin New York Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Semiannual Report

PERFORMANCE SUMMARY AS OF 6/30/04

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A                                              CHANGE   6/30/04   12/30/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               -$ 0.36   $ 11.35    $ 11.71
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/04-6/30/04)
--------------------------------------------------------------------------------
Dividend Income                           $ 0.2581
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS C                                              CHANGE   6/30/04   12/30/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               -$ 0.37   $ 11.50    $ 11.87
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/04-6/30/04)
--------------------------------------------------------------------------------
Dividend Income                           $ 0.2259
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------------
CLASS A                                      6-MONTH           1-YEAR   5-YEAR         10-YEAR
----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    -0.90%           -0.04%   +27.24%        +75.73%
----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                -5.11%           -4.31%    +4.03%         +5.35%
----------------------------------------------------------------------------------------------------
   Distribution Rate(3)                                4.31%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(4)             7.55%
----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)                        3.55%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(4)                         6.22%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
CLASS C                                      6-MONTH           1-YEAR    5-YEAR   INCEPTION (5/1/95)
----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                    -1.24%           -0.61%   +23.84%        +58.14%
----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                -2.21%           -1.57%    +4.37%         +5.13%
----------------------------------------------------------------------------------------------------
   Distribution Rate(3)                                3.89%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(4)             6.81%
----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)                        3.17%
----------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(4)                         5.55%
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 13

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on 6/30/04.

(4) Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.

(5) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/04.


14 | Semiannual Report

FRANKLIN NEW YORK INTERMEDIATE-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Intermediate-Term Tax-Free Income Fund seeks to provide high, current income exempt from federal, New York state and New York City personal income taxes while seeking preservation of capital. The Fund's portfolio consists mainly of New York municipal securities with an average weighted maturity (the time at which the debt must be repaid) between 3 and 10 years.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin New York Intermediate-Term Tax-Free Income Fund covers the period ended June 30, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, decreased from $11.16 on December 31, 2003, to $10.85 on June 30, 2004. The Fund's Class A shares paid dividends totaling 19.81 cents per share during the reporting period.(2) The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.42%, based on an annualization of the current 3.16 cent ($0.0316) per share dividend and the maximum offering price of $11.10 on June 30, 2004. An investor in the 2004 maximum combined federal and New York state and City personal income tax bracket of 42.90% would need to earn a distribution rate of 5.99% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

(1) For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 33.


                                                          Semiannual Report | 15

CREDIT QUALITY BREAKDOWN*
Franklin New York Intermediate-Term
Tax-Free Income Fund
Based on Total Long-Term Investments
as of 6/30/04

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

AAA                           70.2%
AA                            18.2%
A                              7.4%
BBB                            3.4%
Below Investment Grade         0.8%

* Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income dividends.

MANAGER'S DISCUSSION

The Fund was subject to bond calls during the six months under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.


16 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin New York Intermediate-Term Tax-Free Income Fund
1/1/04-6/30/04

--------------------------------------------------------------------------------
                                                           DIVIDEND PER SHARE
                                                      --------------------------
MONTH                                                    CLASS A       CLASS C
--------------------------------------------------------------------------------
January                                                 3.33 cents    2.82 cents
--------------------------------------------------------------------------------
February                                                3.33 cents    2.82 cents
--------------------------------------------------------------------------------
March                                                   3.33 cents    2.81 cents
--------------------------------------------------------------------------------
April                                                   3.33 cents    2.81 cents
--------------------------------------------------------------------------------
May                                                     3.33 cents    2.81 cents
--------------------------------------------------------------------------------
June                                                    3.16 cents    2.65 cents
--------------------------------------------------------------------------------
TOTAL                                                  19.81 CENTS   16.72 CENTS
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Consistent with our strategy, we typically look to remain fully invested in a portfolio of bonds that maintain an average maturity of 3 to 10 years. Municipal bond market yields generally increased during the reporting period. As a result, we focused on improving the potential for better income return, in an attempt to increase the portfolio's book yield or distributable yield. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your participation in Franklin New York Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin New York Intermediate-Term
Tax-Free Income Fund
6/30/04

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                           LONG-TERM INVESTMENTS
--------------------------------------------------------------------------------
General Obligation                                                         36.2%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       14.1%
--------------------------------------------------------------------------------
Utilities                                                                   9.6%
--------------------------------------------------------------------------------
Prerefunded                                                                 9.3%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      8.2%
--------------------------------------------------------------------------------
Transportation                                                              8.0%
--------------------------------------------------------------------------------
Tax-Supported                                                               7.3%
--------------------------------------------------------------------------------
Higher Education                                                            4.1%
--------------------------------------------------------------------------------
Other Revenue                                                               2.3%
--------------------------------------------------------------------------------
Housing                                                                     0.9%
--------------------------------------------------------------------------------


                                                          Semiannual Report | 17

PERFORMANCE SUMMARY AS OF 6/30/04

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A                                             CHANGE   6/30/04    12/31/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$ 0.31   $ 10.85     $ 11.16
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/04-6/30/04)
--------------------------------------------------------------------------------
Dividend Income                         $ 0.1981
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS C                                             CHANGE   6/30/04   12/31/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$ 0.30   $ 10.87    $ 11.17
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/04-6/30/04)
--------------------------------------------------------------------------------
Dividend Income                         $ 0.1672

PERFORMANCE(1)

CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL AND AGGREGATE TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------
CLASS A                                    6-MONTH          1-YEAR   5-YEAR    10-YEAR
--------------------------------------------------------------------------------------
Cumulative Total Return(2)                  -1.04%          -0.30%   +30.21%    +74.34%
--------------------------------------------------------------------------------------
Average Annual Total Return(3)              -3.29%          -2.54%    +4.94%     +5.48%
--------------------------------------------------------------------------------------
   Distribution Rate(4)                              3.42%
--------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)           5.99%
--------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                      3.00%
--------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                       5.25%
--------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
CLASS C                                                     6-MONTH   INCEPTION (7/1/03)
----------------------------------------------------------------------------------------
Cumulative Total Return(2)                                  -1.22%          -0.59%
----------------------------------------------------------------------------------------
Aggregate Total Return(7)                                   -3.15%          -2.50%
----------------------------------------------------------------------------------------
   Distribution Rate(4)                              2.93%
----------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)           5.13%
----------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                      2.56%
----------------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)                       4.48%
----------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


18 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(4) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on 6/30/04.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/04.

(7) Aggregate total return represents the change in value of an investment since inception and includes the sales charge. Since Class C shares have existed for less than one year, average annual total returns are not provided.


                                                          Semiannual Report | 19

FRANKLIN NEW YORK LIMITED-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Limited-Term Tax-Free Income Fund seeks to provide high, current income exempt from federal, New York state and New York City personal income taxes while seeking preservation of capital. The Fund's portfolio consists mainly of New York municipal securities with an average weighted maturity (the time at which the debt must be repaid) of five years or less.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             CREDIT QUALITY BREAKDOWN*
                             Franklin New York Limited-Term Tax-Free Income Fund Based on Total Long-Term Investments as of 6/30/04

                                          [PIE CHART]

                             AAA.........................  66.2%
                             AA..........................  33.8%

* Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

--------------------------------------------------------------------------------

This semiannual report for Franklin New York Limited-Term Tax-Free Income Fund covers the period ended June 30, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as yields rose bond prices fell for the six-month period ended June 30, 2004. The Fund's Class A share price, as measured by net asset value, decreased from $10.06 on December 31, 2003, to $9.93 on June 30, 2004. The Fund's Class A shares paid dividends

(1) For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 39.


20 | Semiannual Report
totaling 7.00 cents per share during the reporting period.(2) The Performance Summary beginning on page 22 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 1.51%. An investor in the 2004 maximum combined federal and New York state and City personal income tax bracket of 42.90% would need to earn a distribution rate of 2.64% from a taxable investment to match the Fund's Class A tax-free distribution rate.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. The broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Shorter term municipal bond market yields generally increased during the reporting period as economic data reflected improved labor market conditions and continued U.S. economic growth. Near period-end broad market perception indicated that the Federal Reserve Board might act to constrain inflation by raising the federal funds target rate. Consistent with our investment philosophy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated on the one- to two-year range in an effort to take advantage of rising yields. As a result of our strategy, the Fund was positioned to capture changes in short-term interest rates, preserve capital, and produce tax-free income.

Thank you for your participation in Franklin New York Limited-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

(2) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin New York Limited-Term
Tax-Free Income Fund
6/30/04

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                           LONG-TERM INVESTMENTS
--------------------------------------------------------------------------------
General Obligation                                                         36.2%
--------------------------------------------------------------------------------
Tax-Supported                                                              12.7%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     12.4%
--------------------------------------------------------------------------------
Transportation                                                             11.8%
--------------------------------------------------------------------------------
Utilities                                                                  10.0%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        8.8%
--------------------------------------------------------------------------------
Housing                                                                     6.0%
--------------------------------------------------------------------------------
Other Revenue                                                               2.1%
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS(2)
Franklin New York Limited-Term
Tax-Free Income Fund - Class A
1/1/04-6/30/04

--------------------------------------------------------------------------------
MONTH                                                         DIVIDEND PER SHARE
--------------------------------------------------------------------------------
January                                                               1.00 cents
--------------------------------------------------------------------------------
February                                                              1.00 cents
--------------------------------------------------------------------------------
March                                                                 1.25 cents
--------------------------------------------------------------------------------
April                                                                 1.25 cents
--------------------------------------------------------------------------------
May                                                                   1.25 cents
--------------------------------------------------------------------------------
June                                                                  1.25 cents
--------------------------------------------------------------------------------
TOTAL                                                                 7.00 CENTS
--------------------------------------------------------------------------------


                                                          Semiannual Report | 21

PERFORMANCE SUMMARY AS OF 6/30/04

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------
CLASS A                                              CHANGE          6/30/04   12/31/03
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                               -$ 0.13          $ 9.93     $ 10.06
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/04-6/30/04)
----------------------------------------------------------------------------------------
Dividend Income                           $ 0.0700
----------------------------------------------------------------------------------------

PERFORMANCE(1)

--------------------------------------------------------------------------------
CLASS A                                             6-MONTH   INCEPTION (9/2/03)
--------------------------------------------------------------------------------
Cumulative Total Return(2)                           -0.59%       +0.34%
--------------------------------------------------------------------------------
Aggregate Total Return(3)                            -0.59%       +0.34%
--------------------------------------------------------------------------------
   Distribution Rate(4)                      1.51%
--------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(5)   2.64%
--------------------------------------------------------------------------------
   30-Day Standardized Yield(6)              1.48%
--------------------------------------------------------------------------------
   Taxable Equivalent Yield(5)               2.59%
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 0.54%. After 3/1/05, the fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

(2) Cumulative total return represents the change in value of an investment over the periods indicated.

(3) Aggregate total return represents the change in value of an investment over the periods indicated. Since Class A shares have existed for less than one year, average annual total returns are not provided.

(4) Distribution rate is based on an annualization of the current 1.25 cent per share monthly dividend and the maximum offering price of $9.93 per share on 6/30/04.

(5) Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/04.


22 | Semiannual Report

FRANKLIN NEW YORK
TAX-EXEMPT MONEY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Tax-Exempt Money Fund seeks to provide high, current income exempt from federal, New York state and New York City personal income taxes while seeking preservation of capital and liquidity. The Fund's portfolio consists mainly of short-term municipal debt securities issued in New York.(1) The Fund tries to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

This semiannual report for Franklin New York Tax-Exempt Money Fund covers the period ended June 30, 2004.

PERFORMANCE OVERVIEW

Reflecting the low interest-rate environment for the six months under review, Franklin New York Tax-Exempt Money Fund's seven-day effective yield declined from 0.54% on December 31, 2003, to 0.48% on June 30, 2004.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term municipal securities whose interest is free from federal income tax and New York state and City personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that a portion of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

MANAGER'S DISCUSSION

During the reporting period, the short-term municipal securities market remained relatively unchanged. The Bond Market Association Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin

(1) For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 42.


                                                          Semiannual Report | 23

PERFORMANCE SUMMARY(1)
Franklin New York Tax-Exempt Money Fund
6/30/04

--------------------------------------------------------------------------------
Seven-day effective yield(2)                                               0.48%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 0.47%
--------------------------------------------------------------------------------
Taxable equivalent yield(3)                                                0.82%
--------------------------------------------------------------------------------

(1) The Fund's manager has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Fund's annualized and effective yields for the period would have been 0.33%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

(2)   The seven-day effective yield assumes the compounding of daily dividends.

(3) Taxable equivalent yield assumes the published rates as of 5/28/04 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 6/30/04. The Fund's average weighted maturity was 37 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

New York Tax-Exempt Money Fund, averaged a rate of 1.00% for the reporting period.(2)

The Fund participated in several deals during the six months under review including Columbia University mandatory puts, New York State Power Authority optional puts, Cornell University commercial paper and Puerto Rico Commonwealth commercial paper.

Thank you for your participation in Franklin New York Tax-Exempt Money Fund. We look forward to serving your future investment needs.

(2) Source: Thomson Financial. The Bond Market Association Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


24 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                       JUNE 30, 2004                    YEAR ENDED DECEMBER 31,
CLASS A                                                 (UNAUDITED)        2003        2002        2001        2000        1999
                                                     ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............      $   11.71       $   11.69   $   11.22   $   11.34   $   10.77   $   11.71
                                                     ----------------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ......................            .26             .52         .53         .55         .57         .56

   Net realized and unrealized gains (losses) ....           (.36)            .02         .47        (.11)        .56        (.94)
                                                     ----------------------------------------------------------------------------
Total from investment operations .................           (.10)            .54        1.00         .44        1.13        (.38)
                                                     ----------------------------------------------------------------------------
Less distributions from:

   Net investment income .........................           (.26)           (.52)       (.53)       (.56)       (.56)       (.56)

   Net realized gains ............................             --              --          --          --          --          --(d)
                                                     ----------------------------------------------------------------------------
Total distributions ..............................           (.26)           (.52)       (.53)       (.56)       (.56)       (.56)
                                                     ----------------------------------------------------------------------------
Net asset value, end of period ...................      $   11.35       $   11.71   $   11.69   $   11.22   $   11.34   $   10.77
                                                     ============================================================================

Total return(b)...................................           (.90)%          4.69%       9.17%       4.00%      10.78%      (3.31)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................      $ 287,097       $ 296,917   $ 291,965   $ 269,449   $ 234,528   $ 242,067

Ratios to average net assets:

   Expenses ......................................            .71%(c)         .71%        .71%        .73%        .74%        .72%

   Net investment income .........................           4.46%(c)        4.44%       4.66%       4.83%       5.19%       4.96%

Portfolio turnover rate ..........................           6.16%           7.96%       9.52%       7.78%      19.66%      15.23%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Annualized.

(d)   The Fund distributed capital gains in the amount of $.004.


                                                          Semiannual Report | 25

FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                     -----------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                       JUNE 30, 2004                   YEAR ENDED DECEMBER 31,
CLASS C                                                 (UNAUDITED)       2003       2002       2001       2000      1999
                                                     -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............      $  11.87        $  11.84   $  11.35   $  11.46   $  10.88   $  11.82
                                                     -----------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ......................           .23             .46        .47        .49        .51        .49

   Net realized and unrealized gains (losses) ....          (.37)            .02        .49       (.10)       .57       (.94)
                                                     -----------------------------------------------------------------------
Total from investment operations .................          (.14)            .48        .96        .39       1.08       (.45)
                                                     -----------------------------------------------------------------------
Less distributions from:

   Net investment income .........................          (.23)           (.45)      (.47)      (.50)      (.50)      (.49)

   Net realized gains ............................            --              --         --         --         --         --(d)
                                                     -----------------------------------------------------------------------
Total distributions ..............................          (.23)           (.45)      (.47)      (.50)      (.50)      (.49)
                                                     -----------------------------------------------------------------------
Net asset value, end of period ...................      $  11.50        $  11.87   $  11.84   $  11.35   $  11.46   $  10.88
                                                     =======================================================================

Total return(b) ..................................         (1.24)%          4.12%      8.65%      3.47%     10.19%     (3.87)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................      $ 37,095        $ 39,803   $ 29,207   $ 18,947   $ 12,498   $ 12,309

Ratios to average net assets:

   Expenses ......................................          1.26%(c)        1.27%      1.25%      1.28%      1.28%      1.27%

   Net investment income .........................          3.91%(c)        3.88%      4.12%      4.27%      4.64%      4.42%

Portfolio turnover rate ..........................          6.16%           7.96%      9.52%      7.78%     19.66%     15.23%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Annualized.

(d)   The Fund distributed capital gains in the amount of $.004.


26 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 100.6%
BONDS
Amherst IDA Civic Facility Revenue, University of Buffalo Student Housing Creekside,
   Project A, AMBAC Insured, 5.00%, 8/01/32 ..............................................      $ 2,785,000     $ 2,735,427
Amsterdam HDC Mortgage Revenue, Refunding, MBIA Insured, 6.25%, 1/01/25  .................        2,275,000       2,279,664
Babylon IDA Civic Facility Revenue, WSNCHS East Inc. Project, Series A,
   AMBAC Insured, 6.00%, 8/01/24 .........................................................        4,020,000       4,433,939
Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ....................................          200,000         233,390
Buffalo GO, Series E, AMBAC Insured, Pre-Refunded, 6.70%,
   12/01/18 ..............................................................................          385,000         401,139
   12/01/19 ..............................................................................          410,000         427,187
Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, 6.00%,
   7/01/26 ...............................................................................        1,185,000       1,294,719
   7/01/29 ...............................................................................        3,000,000       3,276,330
Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ............          900,000       1,039,626
Dutchess County IDA Civic Facilities Revenue, Bard College Project, AMBAC Insured,
   5.375%, 6/01/27 .......................................................................        1,750,000       1,783,460
Eastport South Manor Central School District GO, FGIC Insured, 5.00%, 6/15/20 ............        1,000,000       1,031,250
Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 .............        2,300,000       2,366,148
Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project,
   MBIA Insured, 5.80%, 7/01/15 ..........................................................        1,340,000       1,450,389
Long Island Power Authority Electric System Revenue,
   MBIA Insured, 5.75%, 12/01/24 .........................................................        1,540,000       1,643,642
   Series A, FSA Insured, 5.125%, 12/01/22 ...............................................        9,300,000       9,482,094
Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 .......        1,650,000       1,683,000
Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA
   Insured, 5.25%, 10/01/21 ..............................................................        1,520,000       1,582,761
   5.00%, 10/01/31 .......................................................................        3,100,000       3,049,904
Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 .........        1,055,000       1,230,098
MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 .....        3,000,000       3,284,520
MTA Dedicated Tax Fund Revenue,
   Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ....................................        8,000,000       7,884,240
   Series A, FGIC Insured, 5.00%, 11/15/31 ...............................................        2,000,000       1,967,640
   Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..................................        2,500,000       2,854,175
MTA New York Service Contract Revenue, Refunding, AMBAC Insured, 5.00%, 7/01/30 ..........        7,000,000       6,899,760
MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 .....................        3,000,000       2,952,360
MTA Transportation Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ...........        4,000,000       4,051,000
Nassau County GO, Public Improvement, Series E, FSA Insured, 6.00%, 3/01/20 ..............        1,510,000       1,721,113
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed,
   FSA Insured, 5.75%, 8/01/29 ...........................................................        2,655,000       2,772,245
New Rochelle GO, Series C, MBIA Insured, 6.25%,
   3/15/22 ...............................................................................          390,000         399,832
   3/15/23 ...............................................................................          530,000         543,361
   3/15/24 ...............................................................................          555,000         568,992
New York City GO,
   Series A, MBIA Insured, 6.00%, 5/15/30 ................................................          360,000         393,203
   Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 ..................................        1,640,000       1,890,428
   Series I, MBIA Insured, 5.00%, 4/15/29 ................................................        3,000,000       2,933,070
New York City Health and Hospital Corp. Revenue, Health System, Series A,
   FSA Insured, 5.125%, 2/15/23 ..........................................................        3,890,000       3,937,419


                                                          Semiannual Report | 27

FRANKLIN NEW YORK TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School,
   FSA Insured, 5.375%, 5/01/29 ..........................................................      $   980,000     $ 1,007,205
New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured,
   5.00%, 6/15/26 ........................................................................        1,000,000         993,380
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
   Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ....................................        5,000,000       5,004,150
   Series A, FSA Insured, 5.375%, 6/15/26 ................................................        3,000,000       3,068,130
   Series B, MBIA Insured, 5.75%, 6/15/26 ................................................        1,285,000       1,378,432
   Series B, MBIA Insured, 5.50%, 6/15/27 ................................................        5,000,000       5,151,850
   Series B, MBIA Insured, Pre-Refunded, 5.75%, 6/15/26 ..................................          615,000         665,110
   Series G, FSA Insured, 5.00%, 6/15/34 .................................................        3,000,000       2,945,070
New York City Transitional Finance Authority Revenue,
   Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ............................        6,000,000       5,933,700
   Future Tax Secured, Series C, 4.75%, 5/01/23 ..........................................        1,800,000       1,753,974
   Future Tax, Secured, Series D, MBIA Insured, 5.00%, 2/01/22 ...........................        2,000,000       2,029,160
New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
   AMBAC Insured, 5.75%, 1/01/20 .........................................................        3,000,000       3,261,900
New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
   5.25%, 1/01/29 ........................................................................        3,500,000       3,540,215
New York City Trust Cultural Resources Revenue,
   American Museum of Natural History, Series A, MBIA Insured, 5.65%, 4/01/27 ............        2,000,000       2,086,280
   Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ...................        7,500,000       7,507,200
   New York Botanical Garden, MBIA Insured, 5.75%, 7/01/16 ...............................        2,000,000       2,143,800
   Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ...........................        3,000,000       2,945,340
New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
   AMBAC Insured, 5.25%, 6/01/21 .........................................................        6,000,000       6,219,840
New York State Dormitory Authority Lease Revenue, Master Boces Program, Series A,
   FSA Insured, 5.25%, 8/15/21 ...........................................................        1,740,000       1,803,562
New York State Dormitory Authority Revenue,
   853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 .................        1,340,000       1,473,906
   Comsewogue Public Library, MBIA Insured, 6.05%, 7/01/24 ...............................        2,445,000       2,591,896
   Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ...........................          400,000         406,564
   Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ...........................        1,880,000       1,923,748
   Iona College, 5.125%, 7/01/32 .........................................................        4,000,000       4,001,280
   Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 .....................        1,500,000       1,577,010
   Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%, 2/15/24 .............        2,260,000       2,264,927
   Mental Health Services, Series D, FSA Insured, 5.25%, 2/15/29 .........................        2,000,000       2,018,780
   New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 ..........................          885,000         891,213
   NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ....................................        1,700,000       1,688,780
   Pace University, MBIA Insured, 6.00%, 7/01/29 .........................................        3,000,000       3,273,300
   School District Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 ............        1,750,000       1,802,920
   School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 ...........        1,750,000       1,724,712
   Siena College, MBIA Insured, 5.00%, 7/01/31 ...........................................        3,500,000       3,443,930
   Siena College, Refunding, MBIA Insured, 5.70%, 7/01/17 ................................        2,000,000       2,188,520
   St. Johns University, Series A, MBIA Insured, 5.25%, 7/01/30 ..........................        3,500,000       3,545,500
   St. Vincent's Hospital and Medical Center, AMBAC Insured, 6.00%, 8/01/28 ..............        5,000,000       5,248,000
   University of Rochester, Refunding, Series A, MBIA Insured, 5.00%, 7/01/27 ............        1,000,000         983,890
   University of Rochester, Strong Health Facilities, MBIA Insured, Pre-Refunded,
      5.90%, 7/01/17 .....................................................................        1,355,000       1,382,100


28 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York State Dormitory Authority Revenue (cont.)
   Upstate Community College, MBIA Insured, 5.125%, 7/01/30 ..............................     $  5,945,000     $  5,954,571
   Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 ......................        1,000,000        1,083,830
New York State Dormitory Authority Revenues,
   City University System, Consolidated Third General, Series 1, FSA Insured,
   Pre-Refunded, 5.50%, 7/01/29 ..........................................................        1,585,000        1,773,853
   Department of Health, MBIA Insured, 5.50%, 7/01/25 ....................................          790,000          811,567
   Department of Health, MBIA Insured, Pre-Refunded, 5.50%, 7/01/25 ......................        1,210,000        1,316,311
   Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24  .......        2,000,000        2,073,600
(a)Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/24 ....................................        6,540,000        6,560,274
   Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
      5.25%, 8/15/26 .....................................................................        2,570,000        2,857,609
   New York University, Series 2, AMBAC Insured, 5.00%, 7/01/41 ..........................        3,500,000        3,402,315
   Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 ..............................        6,500,000        6,906,120
   Series 1, MBIA Insured, 5.00%, 7/01/22 ................................................        2,000,000        2,030,360
   Series 1, MBIA Insured, 5.00%, 7/01/24 ................................................        2,000,000        2,005,720
New York State Energy Research and Development Authority Electric Facilities Revenue,
   Consolidated Edison Project, Refunding, Series A, AMBAC Insured, 6.10%, 8/15/20 .......        5,000,000        5,302,850
New York State Energy Research and Development Authority PCR,
   Central Hudson Gas, Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 ................        3,500,000        3,624,005
   Niagara Mohawk Power Corp., Refunding, Series A, FGIC Insured, 7.20%, 7/01/29 .........        5,000,000        5,100,000
   Rochester Gas and Electric Project, Refunding, Series A, MBIA Insured, 6.35%,
   5/15/32 ...............................................................................        1,150,000        1,166,088
New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley
   Water Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 .....................        3,000,000        3,069,870
New York State Medical Care Facilities Finance Agency Revenue,
   Hospital and Nursing Home Mortgage, Refunding, Series C, MBIA Insured,
   Pre-Refunded, 6.25%, 8/15/12 ..........................................................          745,000          749,090
   Long-Term Health Care, Series A, FSA Insured, 6.80%, 11/01/14 .........................        6,285,000        6,302,975
   Long-Term Health Care, Series B, FSA Insured, 6.45%, 11/01/14 .........................        5,355,000        5,369,459
   Long-Term Health Care, Series C, FSA Insured, 6.40%, 11/01/14 .........................        4,245,000        4,256,377
New York State Municipal Bond Bank Agency Program Revenue, Buffalo, Series A,
   AMBAC Insured, 5.25%, 5/15/31 .........................................................        4,000,000        4,043,320
New York State Tollway Authority General Revenue, Series C, FGIC Insured, Pre-Refunded,
   6.00%, 1/01/25 ........................................................................        6,400,000        6,674,048
New York State Tollway Authority Highway and Bridge Trust Fund Revenue, Series B,
   MBIA Insured, 4.90%, 4/01/20 ..........................................................        2,120,000        2,157,312
New York State Urban Development Corp. Revenue,
   Correctional Capital Facility, Series 6, AMBAC Insured, Pre-Refunded, 5.375%,
      1/01/25 ............................................................................        2,480,000        2,651,616
   Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
      6.00%, 1/01/29 .....................................................................       11,200,000       12,688,368
New York Thruway Authority State Personal Income Tax, Transportation, Series A,
   MBIA Insured, 5.00%, 3/15/22 ..........................................................        5,500,000        5,580,960
Niagara County GO, Public Improvement, MBIA Insured, 6.00%,
   7/15/18 ...............................................................................          500,000          521,260
   7/15/19 ...............................................................................          510,000          531,685
   7/15/20 ...............................................................................          610,000          635,937
Niagara Falls New York City School District COP, High School Facility, MBIA Insured,
   5.375%, 6/15/28 .......................................................................        2,000,000        2,045,300


                                                          Semiannual Report | 29

FRANKLIN NEW YORK TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19. ........................      $     5,000     $       5,130
    North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
       4/01/15 ................................................................................        1,065,000         1,271,834
       4/01/16 ................................................................................        1,000,000         1,198,010
    Port Authority New York and New Jersey Revenue, 5.00%, 9/15/27 ............................        4,500,000         4,456,980
    Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11. ......................................          810,000           956,464
    Schenectady IDA Civic Facilities Revenue, Schaffer Heights, Series A, GNMA Secured,
       6.00%, 11/01/30 . ......................................................................        3,000,000         3,149,880
       6.05%, 11/01/35 . ......................................................................        2,375,000         2,489,095
    Schenectady IDA Civic Facility Revenue, Union College Project, Series A,
       AMBAC Insured, 5.00%, 7/01/32  . .......................................................        2,395,000         2,352,489
    St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project,
       Series A, MBIA Insured, 5.00%, 7/01/28 .................................................        2,455,000         2,411,227
    Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
       FGIC Insured, 5.00%, 6/15/27. ..........................................................        1,295,000         1,287,955
    Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, MBIA Insured,
       Pre-Refunded, 5.20%, 1/01/27  . ........................................................        1,000,000         1,065,330
    Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
       AMBAC Insured, 5.75%, 8/01/29 ..........................................................          550,000           584,711
       Refunding, Series A, FSA Insured, 5.125%, 10/01/26. ....................................        2,000,000         2,002,120
    Warren and Washington Communities IDA Civic Facility Revenue, Series B, FSA Insured,
       5.00%, 12/01/27 ........................................................................        3,680,000         3,595,470
    Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 . ................        1,500,000         1,532,490
                                                                                                                     -------------
    TOTAL LONG TERM INVESTMENTS (COST $313,241,548) ...........................................                        325,952,634
                                                                                                                     -------------
    SHORT TERM INVESTMENT (COST $100,000)
    BOND
(b) Long Island Power Authority Electric Systems Revenue, Sub Series 2,
       Daily VRDN and Put, 1.03%, 5/01/33 .....................................................          100,000           100,000
                                                                                                                     -------------
    TOTAL INVESTMENTS (COST $313,341,548) 100.6%  . ...........................................                        326,052,634
    OTHER ASSETS, LESS LIABILITIES (0.6)% . ...................................................                         (1,860,031)
                                                                                                                     -------------
    NET ASSETS 100.0% .........................................................................                      $ 324,192,603
                                                                                                                     =============

See Glossary of Terms on page 44.

(a) See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


30 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                     --------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                       JUNE 30, 2004                    YEAR ENDED DECEMBER 31,
CLASS A                                                (UNAUDITED)         2003        2002        2001       2000       1999
                                                     --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............      $   11.16       $   11.04   $   10.51   $   10.56   $  10.08   $  10.77
                                                     --------------------------------------------------------------------------

Income from investment operations:

   Net investment income(a) ......................            .20             .41         .44         .49        .52        .52

   Net realized and unrealized gains (losses) ....           (.31)            .12         .54        (.03)       .49       (.70)
                                                     --------------------------------------------------------------------------
Total from investment operations .................           (.11)            .53         .98         .46       1.01       (.18)
                                                     --------------------------------------------------------------------------
Less distributions from net investment income ....           (.20)           (.41)       (.45)       (.51)      (.53)      (.51)
                                                     --------------------------------------------------------------------------
Net asset value, end of period ...................      $   10.85       $   11.16   $   11.04   $   10.51   $  10.56   $  10.08
                                                     ==========================================================================

Total return(b) ..................................          (1.04)%          4.85%       9.46%       4.40%     10.36%     (1.69)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................      $ 214,733       $ 217,829   $ 180,829   $ 113,980   $ 75,703   $ 66,941

Ratios to average net assets:

   Expenses(c) ...................................            .63%(c)         .60%        .60%        .51%       .45%       .45%

   Expenses excluding waiver and payments by
      affiliate(c) ...............................            .75%(c)         .75%        .78%        .82%       .84%       .82%

   Net investment income .........................           3.64%(c)        3.64%       4.05%       4.61%      5.12%      4.95%

Portfolio turnover rate ..........................           2.61%           3.35%       8.92%       3.15%     19.95%     17.98%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Annualized.


                                                          Semiannual Report | 31

FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND (CONTINUED)

                                                                           -------------------------------
                                                                           SIX MONTHS ENDED   PERIOD ENDED
                                                                             JUNE 30, 2004    DECEMBER 31,
CLASS C                                                                       (UNAUDITED)       2003(d)
                                                                           -------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...................................        $ 11.17          $ 11.27
                                                                           -------------------------------
Income from investment operations:

   Net investment income(a) ............................................            .17              .17

   Net realized and unrealized gains (losses) ..........................           (.30)            (.10)
                                                                           -------------------------------
Total from investment operations .......................................           (.13)             .07
                                                                           -------------------------------
Less distributions from net investment income ..........................           (.17)            (.17)
                                                                           -------------------------------
Net asset value, end of period .........................................        $ 10.87          $ 11.17
                                                                           ===============================

Total return(b) ........................................................          (1.22)%            .64%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......................................        $ 7,595          $ 3,965

Ratios to average net assets:

   Expenses(c) .........................................................           1.18%            1.15%

   Expenses excluding waiver and payments by affiliate(c) ..............           1.30%            1.30%

   Net investment income(c) ............................................           3.09%            3.09%

Portfolio turnover rate ................................................           2.61%            3.35%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Annualized.

(d)   For the period July 1, 2003 (effective date) to December 31, 2003.


32 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                     PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 100.4%
BONDS
Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ..........      $ 1,850,000     $ 1,930,642
Albany IDA Civic Facility Revenue,
   Albany Medical Center Project, 5.75%, 5/01/09 .........................................        1,010,000       1,000,718
   St. Rose Project, Series A, AMBAC Insured, 5.00%, 7/01/12 .............................          420,000         451,219
Amherst IDA, Civic Facility Revenue, University of Buffalo Foundation Student
   Housinq Creekside, Project A, AMBAC Insured, 4.625%, 8/01/16 ..........................        1,030,000       1,060,354
Bath Central School District GO, Refunding,
   FGIC Insured, 4.00%, 6/15/19 ..........................................................        1,850,000       1,742,423
   FSA Insured, 5.10%, 6/15/13 ...........................................................          775,000         845,866
Buffalo GO,
   Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 ....................................        1,225,000       1,318,982
   Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 ..................................          880,000         976,413
Byram Hills Central School District GO, Refunding, 4.00%, 11/15/10 .......................        1,375,000       1,413,844
Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ..............        1,080,000       1,096,718
Clarence Central School District, Refunding, FSA Insured, 4.75%, 5/15/15 .................        2,390,000       2,486,843
Cleveland Hill Unified Free School District Cheektowaga GO, Refunding, Series B, FGIC
   Insured, 3.50%, 10/15/11 ..............................................................        1,135,000       1,127,747
   4.00%, 10/15/14 .......................................................................        1,000,000         998,280
Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 .......        1,000,000       1,007,310
Dansville Central School District GO, Refunding,Series B, FGIC Insured,
   4.25%, 6/15/11 ........................................................................          930,000         969,720
   4.35%, 6/15/12 ........................................................................          870,000         907,375
   4.45%, 6/15/13 ........................................................................          995,000       1,031,357
Erie County GO,
   FGIC Insured, 4.70%, 11/01/12 .........................................................          700,000         733,075
   Public Improvement, Series A, FGIC Insured, 4.00%, 9/01/11 ............................        4,255,000       4,361,333
   Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 ..........................        1,000,000       1,108,130
Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 .        1,095,000       1,126,832
Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ............        1,000,000       1,044,870
Guam Power Authority Revenue, Series A, ETM, 6.00%, 10/01/04 .............................        1,300,000       1,314,794
Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ....        1,260,000       1,299,803
Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 ...........        2,105,000       2,201,072
Highland Central School District GO, Refunding, FSA Insured,
   3.75%, 6/15/12 ........................................................................        1,790,000       1,787,530
   4.125%, 6/15/16 .......................................................................        1,080,000       1,063,454
Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
   6/15/09 ...............................................................................        1,125,000       1,184,366
   6/15/10 ...............................................................................        1,125,000       1,180,980
Huntington GO, Public Improvement, 4.20%, 9/01/13 ........................................        1,230,000       1,247,946
Jordan-El Bridge Central School District GO, Refunding, FGIC Insured, 4.00%, 6/15/11 .....        1,610,000       1,654,195
Long Island Power Authority Electric System Revenue,
   MBIA Insured, 5.125%, 4/01/11 .........................................................        1,410,000       1,511,125
   Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 ....................................        2,000,000       2,175,080
Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ........        1,650,000       1,695,903
Monroe County GO, Public Improvement, FGIC Insured, 4.30%, 3/01/13 .......................        3,015,000       3,087,993
Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue,
   Refunding, MBIA Insured, 4.00%,
   1/01/12 ...............................................................................        1,845,000       1,874,852
   1/01/13 ...............................................................................        1,920,000       1,929,600


                                                          Semiannual Report | 33

FRANKLIN NEW YORK TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                     PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MTA Dedicated Tax Fund Revenue, Refunding, Series A, FSA Insured, 3.90%, 11/15/12 ........      $ 4,000,000     $ 4,028,280
MTA Transit Facilities Revenue, Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ......        1,370,000       2,056,190
MTA Transportation Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 ............        1,500,000       1,700,265
Nassau County GO,
   General Improvements, Series V, AMBAC Insured, 5.25%, 3/01/13 .........................        1,000,000       1,076,220
   Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 .....................................        1,000,000       1,140,450
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed,
   FSA Insured, 6.00%, 8/01/10 ...........................................................        1,000,000       1,141,500
New York Bridge Authority Revenue, General, 4.125%, 1/01/13  .............................        4,000,000       4,050,160
New York Central School District GO, Refunding, FSA Insured, 4.00%, 6/15/10 ..............          915,000         944,298
New York City GO,
   Refunding, Series B, 6.20%, 8/15/06 ...................................................        1,000,000       1,051,590
   Refunding, Series F, 6.00%, 8/01/12 ...................................................          700,000         755,958
   Refunding, Series F, 5.25%, 8/01/13 ...................................................        1,095,000       1,160,842
   Refunding, Series G, 5.50%, 8/01/12 ...................................................        2,000,000       2,224,040
   Series D, 4.30%, 10/15/16 .............................................................        3,000,000       2,861,580
   Series H, 4.125%, 8/01/11 .............................................................        1,560,000       1,569,001
   Series J, 5.00%, 6/01/10 ..............................................................        4,000,000       4,255,880
New York City Health and Hospital Corp. Revenue, Health System,
   Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ....................................        1,000,000       1,040,030
   Series A, AMBAC Insured, 5.00%, 2/15/11 ...............................................        2,000,000       2,154,760
   Series A, FSA Insured, 4.15%, 2/15/12 .................................................          750,000         764,693
   Series A, FSA Insured, 4.30%, 2/15/13 .................................................        1,000,000       1,014,230
New York City IDA Civic Facility Revenue,
   Institute of International Education Inc. Project, 5.125%, 9/01/16 ....................        2,320,000       2,387,675
   United States Tennis Association, National 1 Tennis Center Project,
   FSA Insured, 6.10%, 11/15/04 ..........................................................        1,675,000       1,703,793
New York City Municipal Water and Sewer System Revenue, Refunding,
   Series D, 5.00%, 6/15/12 ..............................................................        2,000,000       2,160,300
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
   Series D, 4.50%, 6/15/11 ..............................................................        2,000,000       2,103,380
New York City Transitional Finance Authority Revenue, Future Tax Secured,
   Series A, 4.75%, 11/15/13 .............................................................        1,000,000       1,041,920
   Series B, 6.00%, 11/15/13 .............................................................          265,000         299,559
   Series B, 4.75%, 11/01/16 .............................................................        2,200,000       2,252,624
   Series B, Pre-Refunded, 6.00%, 11/15/13 ...............................................          735,000         847,235
New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
   AMBAC Insured, 5.25%, 6/01/21 .........................................................        4,200,000       4,353,888
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
   4.00%, 7/01/12 ........................................................................        2,000,000       1,998,640
   Series A, 5.50%, 7/01/12 ..............................................................        1,815,000       1,971,961
New York State Dormitory Authority Revenue,
   City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 ....................        1,000,000       1,100,130
   Department of Health, 6.25%, 7/01/04 ..................................................          690,000         690,000
   Department of Health, 6.30%, 7/01/05 ..................................................          735,000         767,921
   FSA Insured, 5.125%, 2/15/07 ..........................................................        1,000,000       1,061,690
   Insured Mortgage Nursing Home, MBIA Insured, 4.60%, 2/01/11 ...........................          255,000         262,390
   Iona College, 3.875%, 7/01/10 .........................................................        1,000,000       1,023,350


34 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York State Dormitory Authority Revenue (cont.)
   Mount St. Mary College, 4.00%, 7/01/12 ...................................................      $ 2,080,000     $ 2,072,949
   Nyack Hospital, Refunding, 6.00%, 7/01/06 ................................................          865,000       1,223,154
   Office of General Services, MBIA Insured, 5.00%, 4/01/18 .................................        2,000,000       2,048,900
   Refunding, Series B, 5.25%, 11/15/23 .....................................................        2,000,000       2,144,740
   School District Financing Program, Series C, MBIA Insured, 3.75%, 4/01/11 ................        1,050,000       1,061,183
   School District Financing Program, Series C, MBIA Insured, 4.00%, 4/01/12 ................        1,125,000       1,143,686
   Series 1, MBIA Insured, 5.00%, 7/01/10 ...................................................        5,000,000       5,418,700
   St. Johns University, Series A, MBIA Insured, 5.00%, 7/01/14 .............................          750,000         797,670
   State University, Capital Appreciation Bond, Refunding, Series B, MBIA Insured, 5/15/08 ..        3,000,000       2,661,210
   Teachers College, MBIA Insured, 4.00%, 7/01/12 ...........................................        1,000,000       1,017,110
New York State Dormitory Authority Revenues,
   Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 .......................................        1,720,000       1,800,324
   Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 .......................................        1,895,000       1,957,023
   Kateri Residence, 4.00%, 7/01/10 .........................................................        1,275,000       1,287,176
   New York State Department of Health, Refunding, 5.25%, 7/01/17 ...........................        5,000,000       5,233,400
New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
   Revolving Funds, Series B, 5.80%, 1/15/16 ................................................        1,010,000       1,135,594
   Pre-Refunded, 5.80%, 1/15/16 .............................................................        1,490,000       1,689,362
New York State GO, Refunding, Series A, 4.50%, 3/15/07 ......................................        1,000,000       1,048,790
New York State HFAR, Health Facilities of New York City, Refunding, Series A,
   6.00%, 11/01/08 ..........................................................................        3,045,000       3,224,107
New York State Local Government Assistance Corp. Revenue, Refunding,
   Series A-1, FSA Insured, 5.00%, 4/01/13 ..................................................        2,200,000       2,372,502
   Series B, MBIA Insured, 4.875%, 4/01/20 ..................................................        3,750,000       3,797,438
New York State Medical Care Facilities Finance Agency Revenue,
   Huntington Hospital Mortgage Project, Refunding,
   Series A, ETM, 5.90%, 11/01/04 ...........................................................          475,000         481,930
   Series A, FHA Insured, 5.70%, 2/15/05 ....................................................        1,250,000       1,282,813
   Series A, FHA Insured, ETM, 5.70%, 2/15/05 ...............................................          250,000         256,718
New York State Mortgage Agency Revenue, Homeowner Mortgage, Series 93,
   5.75%, 10/01/12 ..........................................................................          900,000         929,430
New York State Municipal Bond Bank Agency Special Program Revenue, Series A,
   FGIC Insured, 3.75%, 2/15/13 .............................................................        1,415,000       1,396,506
New York State Tollway Authority Highway and Bridge Trust Fund Revenue, Series C,
   FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 ...............................................        2,000,000       2,192,860
New York State Tollway Authority Service Contract Revenue, Local Highway and Bridge,
   MBIA Insured, 3.75%, 4/01/12 .............................................................        2,500,000       2,499,900
New York State Urban Development Corp. Revenue,
   Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 .................        1,525,000       1,628,334
   Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
   6.00%, 1/01/15 ...........................................................................        1,000,000       1,132,890
   State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 .....................        1,490,000       1,448,250
   State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 ......................        1,955,000       1,906,066
   Youth Facilities, Pre-Refunded, 5.75%, 4/01/10 ...........................................          400,000         443,212
   Youth Facilities, Pre-Refunded, 5.875%, 4/01/10 ..........................................        1,500,000       1,580,370
New York Tollway Authority Highway and Bridge Trust Fund Revenue, FSA Insured,
   5.25%, 4/01/12 ...........................................................................        1,620,000       1,781,773


                                                          Semiannual Report | 35

FRANKLIN NEW YORK TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Newark Central School District GO, Refunding, FGIC Insured, 3.75%, 6/15/10 ...............      $ 1,630,000     $   1,660,432
Newfield Central School District GO, Refunding, MBIA Insured, 4.00%, 6/15/15 .............        1,185,000         1,165,376
North Hempstead GO, Refunding, FGIC Insured, ETM, 6.00%, 7/15/14 .........................        1,715,000         1,960,314
Olean City School District GO, Refunding, FGIC Insured, 4.00%,
   6/15/11 ...............................................................................        1,005,000         1,032,587
   6/15/12 ...............................................................................        1,065,000         1,085,320
Olean New York City School District GO, Refunding, FGIC Insured, 4.375%, 6/15/17 .........        1,335,000         1,338,965
Oneida-Herkimer Solid Waste Management Authority Solid Waste Systems Revenue,
   Refunding, 6.65%, 4/01/05 .............................................................          125,000           126,615
Phelps-Clifton Springs Central School District, Refunding, FGIC Insured, 3.25%, 6/01/11 ..        1,555,000         1,521,956
Port Authority New York and New Jersey Conservation Revenue, FSA Insured,
   3.60%, 7/15/14 ........................................................................        3,665,000         3,485,195
Puerto Rico Commonwealth GO, Pre-Refunded, 6.00%, 7/01/05 ................................        1,000,000         1,015,000
Puerto Rico Electric Power Authority Revenue, Series T, 6.00%, 7/01/04 ...................        1,500,000         1,500,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Financing Authority Hospital Revenue, Mennonite General Hospital Project, Series A,
   6.375%, 7/01/06 .......................................................................          790,000           791,003
Rochester GO,
   Refunding, MBIA Insured, 4.125%, 2/15/10 ..............................................          490,000           507,478
   Refunding, MBIA Insured, ETM, 4.125%, 2/15/10 .........................................          520,000           542,599
   Series A, FGIC Insured, 3.00%, 10/15/11 ...............................................        1,930,000         1,825,992
Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 ..........        1,025,000         1,052,316
Spencerport Central School District GO, MBIA Insured, 4.00%, 6/15/11 .....................        1,165,000         1,196,979
Suffolk County GO, Public Improvement, Refunding, Series A, MBIA Insured,
   4.10%, 4/01/11 ........................................................................        1,155,000         1,189,223
Suffolk County Judicial Facilities Agency Service Agreement Revenue,
   John P. Cohalan Complex, AMBAC Insured,
   5.25%, 10/15/14 .......................................................................        1,435,000         1,541,018
   5.00%, 4/15/16 ........................................................................        1,000,000         1,044,020
Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
   5.10%, 6/01/13 ........................................................................        2,000,000         2,174,280
Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/12 ...................        1,985,000         1,940,774
Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
   AMBAC Insured, 5.75%, 4/01/20 .........................................................        1,000,000         1,095,730
Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 ...................        3,000,000         3,148,230
Virgin Islands Water and Power Authority Electric System Revenue, Refunding,
   5.125%, 7/01/13 .......................................................................        1,775,000         1,780,875
Virgin Islands Water and Power Authority Water System Revenue, Refunding,
   4.875%, 7/01/06 .......................................................................        1,985,000         2,050,406
   5.00%, 7/01/09 ........................................................................          520,000           541,622
William Floyd Union Free School District GO,
   MBIA Insured, 4.00%, 6/15/10 ..........................................................        1,000,000         1,032,020
   Refunding, MBIA Insured, 4.00%, 6/15/13 ...............................................        1,100,000         1,106,677
Yonkers GO,
   Series A, AMBAC Insured, 5.00%, 12/15/14 ..............................................        1,795,000         1,890,027
   Series B, FSA Insured, 4.00%, 10/15/14 ................................................        1,810,000         1,796,353
Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 .......................        1,890,000         1,919,711
                                                                                                                -------------
TOTAL LONG TERM INVESTMENTS (COST $218,100,638) ..........................................                        223,120,330
                                                                                                                -------------


36 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                             PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS .2%
    BONDS
(a) Jay Street Development Corp. Certificates Facility Lease Revenue, Jay
       Street Project, Series A-4, Daily VRDN and Put, 1.03%, 5/01/22 ................      $ 100,000       $     100,000
(a) Long Island Power Authority Electric Systems Revenue, Sub Series 2, Daily VRDN and
       Put, 1.03%, 5/01/33 ...........................................................        300,000             300,000
(a) New York City GO, Series H, Sub Series H-3, Daily VRDN and Put, 1.03%,
       8/01/22 .......................................................................        100,000             100,000
                                                                                                            -------------
    TOTAL SHORT TERM INVESTMENTS (COST $500,000) .....................................                            500,000
                                                                                                            -------------
    TOTAL INVESTMENTS (COST $218,600,638) 100.6% .....................................                        223,620,330
    OTHER ASSETS, LESS LIABILITIES (0.6)% ............................................                         (1,291,856)
                                                                                                            -------------
    NET ASSETS 100.0% ................................................................                      $ 222,328,474
                                                                                                            =============

See Glossary of Terms on page 44.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                     Semiannual Report | See notes to financial statements. | 37

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

                                                                           -------------------------------
                                                                           SIX MONTHS ENDED   PERIOD ENDED
                                                                             JUNE 30, 2004    DECEMBER 31,
CLASS A                                                                       (UNAUDITED)       2003(d)
                                                                           -------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...................................        $ 10.06          $ 10.00
                                                                           -------------------------------
Income from investment operations:

   Net investment income(a) ............................................            .07              .04

   Net realized and unrealized gains (losses) ..........................           (.13)             .05
                                                                           -------------------------------
Total from investment operations .......................................           (.06)             .09
                                                                           -------------------------------
Less distributions from:

   Net investment income ...............................................           (.07)            (.03)
                                                                           -------------------------------
Net asset value, end of period .........................................        $  9.93          $ 10.06
                                                                           ===============================

Total return(b) ........................................................           (.59)%            .94%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......................................        $ 8,364          $ 5,773

Ratios to average net assets:

   Expenses(c) .........................................................           1.61%             .50%

   Expenses excluding waiver and payments by affiliate(c) ..............            .50%            2.22%

   Net investment income(c) ............................................           1.33%            1.18%

Portfolio turnover rate ................................................           4.84%              --

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Annualized.

(d)   For the period September 2, 2003 (effective date) to December 31, 2003.


38 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 60.1%
BONDS
Brockport Central School District GO, Refunding, FGIC Insured, 3.75%, 6/15/08 ............      $ 125,000       $   128,787
Buffalo Fiscal Stability Authority Sales Tax and State Aid Revenue, Series A,
   4.00%, 8/15/05 ........................................................................        335,000           342,973
Buffalo Sewer Authority Revenue, Sewer Systems, Series I, FSA Insured, 2.00%, 7/01/06 ....        100,000            99,622
Candor Central School District GO, Refunding, FSA Insured, 3.75%, 6/15/08 ................        125,000           128,787
Catskill Central School District GO, FGIC Insured, 3.75%, 6/15/06 ........................        100,000           103,142
Cattaraugus County GO, FGIC Insured, 4.90%, 7/15/08 ......................................        200,000           209,396
Clarkstown GO, Public Improvement, MBIA Insured, 3.75%, 9/15/08 ..........................        105,000           108,160
Cold Spring Harbor Central School District GO, 3.125%, 3/01/05 ...........................        100,000           101,116
Erie County IDA School Facility Revenue, City of Buffalo Project, FSA Insured,
   4.00%, 5/01/06 ........................................................................        100,000           103,299
Franklinville Central School District GO, Series B, FGIC Insured, 3.50%, 6/01/07 .........        100,000           102,612
Gates Chili Center School District GO, FSA Insured, 2.375%, 6/15/08 ......................        200,000           194,038
Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 ....        125,000           120,306
Moravia Central School District GO, Refunding, FSA Insured, 3.375%, 6/01/08 ..............        100,000           101,628
New York City HDC, MFHR, Series A, 2.10%, 11/01/05 .......................................        300,000           299,880
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E,
   2.70%, 2/01/08 ........................................................................        200,000           197,404
New York State Dormitory Authority Lease Revenue, Master Boces Program, Series A,
   FSA Insured, 4.00%, 8/15/04 ...........................................................        140,000           140,434
New York State Dormitory Authority Revenue,
   City University Systems Consolidated 4th General A, Refunding, 3.00%, 7/01/08 .........        100,000            98,961
Mortgage, White Plains Hospital, FHA Insured, 3.55%, 2/15/10 .............................        300,000           301,053
State Personal Income Tax Education, 3.10%, 3/15/08 ......................................        100,000           100,066
New York State Power Authority Revenue, Series A, 4.00%, 11/15/08 ........................        100,000           103,929
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
   Series A, 2.75%, 3/15/08 ..............................................................        250,000           244,598
New York State Urban Development Corp. Revenue, Correctional and Youth Facilities Service,
   Series A, 4.00%, 1/01/28 ..............................................................        200,000           203,868
Niagara Falls Bridge Common Toll Revenue, Bridge System, Series B, 2.25%, 10/01/07 .......        125,000           122,394
Patchogue-Medford Union Free School District, Series A, FGIC Insured, 3.50%, 7/01/06 .....        275,000           282,398
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, MBIA Insured,
   5.00%, 7/01/28 ........................................................................        100,000           107,267
Schenectady City School District GO, Refunding, FGIC Insured, 3.75%, 6/15/06 .............        100,000           103,142
Sweet Home Central School District GO, New York Amherst & Tonawanda, Refunding,
   Series B, 3.50%, 7/15/08 ..............................................................        100,000           101,958
Triborough Bridge and Tunnel Authority Revenue, Refunding, Series B, 5.00%, 11/15/08 .....        100,000           108,153
Warren and Washington Counties IDA Civic Facility Revenue,
   Glens Falls Hospital Project, Series B, FSA Insured, 3.00%, 12/01/08 ..................        200,000           198,610
Series B, FSA Insured, 2.00%, 12/01/06 ...................................................        125,000           123,265
Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
   AMBAC Insured, 3.375%, 11/01/10 .......................................................        300,000           298,047
York Central School District GO, Refunding, FSA Insured, 2.75%, 6/15/05 ..................         50,000            50,573
                                                                                                                -----------
TOTAL LONG TERM INVESTMENTS (COST $5,093,516) ............................................                        5,029,866
                                                                                                                -----------


                                                          Semiannual Report | 39

FRANKLIN NEW YORK TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 37.2%
    BONDS
(a) Jay Street Development Corp. Certificate Facilities Lease Revenue, Jay Street Project,
       Series A-2, AMBAC Insured, Daily VRDN and Put, 1.00%, 5/01/20 ..........................      $ 400,000       $   400,000
(a) Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
       FSA Insured, Weekly VRDN and Put, 1.00%, 11/15/22 ......................................        200,000           200,000
(a) New York City GO, Sub Series E-3, Daily VRDN and Put, 1.04%, 8/01/23 ......................        200,000           200,000
(a) New York City HDC, MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured,
       Weekly VRDN and Put, 1.00%, 11/15/19 ...................................................        300,000           300,000
(a) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 1.03%, 6/15/18 .............        200,000           200,000
(a) New York City Transitional Finance Authority Revenue,
       Future Tax Secured, Series C, Daily VRDN and Put, 1.06%, 5/01/28 .......................        200,000           200,000
    New York City Recovery, Refunding, Series 3, Sub Series 3 H, Daily VRDN and Put,
       1.06%, 11/01/22 ........................................................................        100,000           100,000
(a) New York City Trust Cultural Resource Revenue, Refunding, American Museum Natural
       History, Series A, MBIA Insured, Weekly VRDN & Put, 1.04%, 4/01/21 .....................        305,000           305,000
(a) New York State Dormitory Authority Revenue, New York Public Library, Series B,
       Weekly VRDN and Put, 1.00%, 7/01/28 ....................................................        200,000           200,000
(a) New York State Local Government Assistance Corp. Revenue, Series F, Weekly VRDN and Put,
       1.00%, 4/01/25 .........................................................................        200,000           200,000
(a) Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
       Structure, Series 2, Daily VRDN and Put, 1.06%, 5/01/19 ................................        100,000           100,000
(a) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
       MBIA Insured, Weekly VRDN and Put, 1.00%, 12/01/15 .....................................        300,000           300,000
(a) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series A, AMBAC Insured, Weekly VRDN and Put, 1.00%, 7/01/28 ...........................        400,000           400,000
                                                                                                                     -----------
    TOTAL SHORT TERM INVESTMENTS (COST $3,105,000)  ...........................................                        3,105,000
                                                                                                                     -----------
    TOTAL INVESTMENTS (COST $8,198,516) 97.3% .................................................                        8,134,866
    OTHER ASSETS, LESS LIABILITIES 2.7% .......................................................                          228,670
                                                                                                                     -----------
    NET ASSETS 100.0% .........................................................................                      $ 8,363,536
                                                                                                                     ===========

See Glossary of Terms on page 44.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


40 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

                                                    -----------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                      JUNE 30, 2004                   YEAR ENDED DECEMBER 31,
CLASS A                                               (UNAUDITED)        2003       2002       2001       2000       1999
                                                    -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............       $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                    -----------------------------------------------------------------------
Income from investment operations - net
   investment income ............................           .002           .004       .008       .021       .030       .030

Less distributions from net investment income ...          (.002)         (.004)     (.008)     (.021)     (.030)     (.030)
                                                    -----------------------------------------------------------------------
Net asset value, end of period ..................       $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                    =======================================================================

Total return(a) .................................            .19%           .45%       .83%      2.08%      3.35%      2.56%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............       $ 77,004       $ 75,278   $ 79,928   $ 70,243   $ 67,950   $ 69,164

Ratios to average net assets:

   Expenses .....................................            .61%(b)        .60%       .60%       .60%       .60%       .60%

   Expenses excluding waiver and payments by
      affiliate .................................            .78%(b)        .76%       .78%       .78%       .80%       .83%

Net investment income ...........................            .38%(b)        .44%       .83%      2.07%      3.30%      2.54%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)   Annualized.


                     Semiannual Report | See notes to financial statements. | 41

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                         PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
    BONDS 104.0%
(a) Jay Street Development Corp., Certificates Facility Lease Revenue, Jay Street Project,
       Series A-1, Weekly VRDN and Put, 1.00%, 5/01/22 ..........................................      $ 1,300,000     $ 1,300,000
       Series A-4, Daily VRDN and Put, 1.03%, 5/01/22 ...........................................        3,000,000       3,000,000
(a) Long Island Power Authority Electric Systems Revenue, Sub Series 2, Daily VRDN and Put,
       1.03%, 5/01/33 ...........................................................................        4,500,000       4,500,000
    MTA, TECP, 1.05%, 10/01/04 ..................................................................        2,000,000       2,000,000
(a) Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
    FSA Insured, Weekly VRDN and Put, 1.00%, 11/15/22 ...........................................        3,900,000       3,900,000
    Nassau County TAN, Series B, 2.00%, 10/15/04 ................................................        3,000,000       3,007,482
(a) New York City GO,
       Refunding, Sub Series C-4, Weekly VRDN and Put, 1.00%, 8/01/20 ...........................        1,000,000       1,000,000
       Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 1.05%, 8/15/22 ...............          900,000         900,000
       Series B, Sub Series B-6, MBIA Insured, Daily VRDN and Put, 1.05%, 8/15/05 ...............        1,500,000       1,500,000
       Series H, Sub Series H-3, Daily VRDN and Put, 1.03%, 8/01/22 .............................        1,200,000       1,200,000
       Series H, Sub Series H-3, Daily VRDN and Put, 1.03%, 8/01/23 .............................        1,100,000       1,100,000
       Sub Series A-7, Daily VRDN and Put, 1.04%, 8/01/21 .......................................          800,000         800,000
       Sub Series E-3, Daily VRDN and Put, 1.04%, 8/01/23 .......................................        5,500,000       5,500,000
       Sub Series H-4, Daily VRDN and Put, 1.03%, 3/01/34 .......................................        1,000,000       1,000,000
(a) New York City HDC, MF Rental Housing Revenue,
       Brittany Development, Series A, Weekly VRDN and Put, 1.05%, 6/15/29 ......................        1,500,000       1,500,000
       Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put, 1.00%, 11/15/19 ..............        1,950,000       1,950,000
       One Columbus Place Development, Series A, Weekly VRDN and Put, 1.05%, 11/15/28 ...........        1,000,000       1,000,000
(a) New York City IDA Civic Facility Revenue, National Audubon Society, Daily VRDN and Put,
       1.08%, 12/01/14 ..........................................................................          500,000         500,000
(a) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 1.03%, 6/15/18 ...............        2,540,000       2,540,000
       Series C, FGIC Insured, Daily VRDN and Put, 1.06%, 6/15/22 ...............................          800,000         800,000
       Series C, FGIC Insured, Daily VRDN and Put, 1.06%, 6/15/23 ...............................        1,000,000       1,000,000
       Series G, FGIC Insured, Daily VRDN and Put, 1.03%, 6/15/24 ...............................        1,000,000       1,000,000
(a) New York City Trust Cultural Resources Revenue, American Museum of Natural History, Series B,
       AMBAC Insured, Annual VRDN and Put, .85%, 7/01/29 ........................................        1,500,000       1,500,000
       MBIA Insured, Weekly VRDN and Put, 1.04%, 4/01/21 ........................................          800,000         800,000
(a) New York HFAR, Weekly VRDN and Put, 1.03%, 11/15/29 .........................................          500,000         500,000
    New York State Dormitory Authority Revenues,
       (a) Columbia University, Series A-2, Annual VRDN and Put, 1.60%, 7/01/14 .................        1,000,000       1,000,000
       (a) Cornell University, Series B, Weekly VRDN and Put, 1.04%, 7/01/30 ....................        1,500,000       1,500,000
       (a) New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 1.00%,
           7/01/28 ..............................................................................        3,500,000       3,500,000
       (a) Oxford University Press Inc., Weekly VRDN and Put, 1.02%, 7/01/25 ....................          700,000         700,000
       (a) Rockefeller University, Series A2, Weekly VRDN and Put, 1.05%, 7/01/32 ...............        2,000,000       2,000,000
           University of Rochester, Series A, MBIA Insured, 5.00%, 7/01/04 ......................          400,000         400,000
(a) New York State Energy Research and Development Authority PCR, Orange and
       Rockland Project, Series A,
       AMBAC Insured, Weekly VRDN and Put, 1.04%, 8/01/15 .......................................        1,350,000       1,350,000
       Weekly VRDN and Put, 1.04%, 10/01/14 .....................................................        2,600,000       2,600,000
    New York State Environmental Facilities Corp. Pollution Control Revenue, State Water,
       Revolving Fund, New York City Municipal, Series B, Pre-Refunded, 5.25%, 6/15/15 ..........        1,550,000       1,625,933
(a) New York State GO, Series B, Annual VRDN and Put, 1.02%, 3/15/30 ............................        1,900,000       1,900,000


42 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------
    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                               PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
(a) New York State Job Development Authority Revenue, State
       Guaranteed,
       Series A-1 to A-36, Daily VRDN and Put, 1.08%, 3/01/05 .........     $    310,000     $    310,000
       Special Purpose, Series A-1 to A-25, Daily VRDN and Put,
          1.07%, 3/01/07 ..............................................          185,000          185,000
(a) New York State Local Government Assistance Corp. Revenue,
       Series F, Weekly VRDN and Put, 1.00%, 4/01/25 ..................        3,700,000        3,700,000
       Series G, Weekly VRDN and Put, 1.04%, 4/01/25 ..................        3,900,000        3,900,000
(a) New York State Power Authority Revenue and General Purpose GO,
       Consented, Semi-Annual VRDN and Put, .95%, 3/01/07 .............        2,000,000        2,000,000
    New York State Power Authority Revenue, TECP, 1.20%, 8/02/04 ......        2,500,000        2,500,000
    Puerto Rico Commonwealth Government Development Bank Revenue, TECP,
       .98%, 8/04/04 ..................................................        2,000,000        2,000,000
(a) Puerto Rico Commonwealth Highway and Transportation Authority
       Transportation Revenue, Series A, AMBAC Insured, Weekly VRDN
       and Put, 1.00%, 7/01/28 ........................................          500,000          500,000
    Suffolk County GO, Refunding, Series B, FSA Insured, 3.00%, 5/01/05        3,000,000        3,036,330
(a) Westchester County IDA, IDR, Levister Redevelopment Co. LLC,
       Series A, Weekly VRDN and Put, 1.09%, 8/01/33 ..................        1,600,000        1,600,000
                                                                                             ------------
    TOTAL BONDS (COST $80,104,745) 104.0% .............................                        80,104,745
    OTHER ASSETS, LESS LIABILITIES (4.0)% .............................                        (3,101,207)
                                                                                             ------------
    NET ASSETS 100.0% .................................................                      $ 77,003,538
                                                                                             ============

See Glossary of Terms on page 44.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                     Semiannual Report | See notes to financial statements. | 43

FRANKLIN NEW YORK TAX-FREE TRUST

GLOSSARY OF TERMS

AMBAC       -  American Municipal Bond Assurance Corp.
COP         -  Certificate of Participation
ETM         -  Escrow to Maturity
FGIC        -  Financial Guaranty Insurance Co.
FHA         -  Federal Housing Authority/Agency
FNMA        -  Federal National Mortgage Association
FSA         -  Financial Security Assistance
GNMA        -  Government National Mortgage Association
GO          -  General Obligation
HDC         -  Housing Development Corp.
HFAR        -  Housing Finance Authority/Agency Revenue
IDA         -  Industrial Development Authority/Agency
IDAR        -  Industrial Development Authority/Agency Revenue
IDR         -  Industrial Development Revenue
MBIA        -  Municipal Bond Investors Assurance Corp.
MF          -  Multi-Family
MFHR        -  Multi-Family Housing Revenue
MTA         -  Metropolitan Transit Authority
PCR         -  Pollution Control Revenue
PFAR        -  Public Financing Authority Revenue
TAN         -  Tax Anticipation Note
TECP        -  Tax-Exempt Commercial Paper


44| Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                                ------------------------------------------------------------------
                                                                                         FRANKLIN
                                                    FRANKLIN       FRANKLIN NEW YORK     NEW YORK        FRANKLIN
                                                    NEW YORK       INTERMEDIATE-TERM   LIMITED-TERM      NEW YORK
                                                INSURED TAX-FREE       TAX-FREE          TAX-FREE       TAX-EXEMPT
                                                   INCOME FUND       INCOME FUND       INCOME FUND      MONEY FUND
                                                ------------------------------------------------------------------
Assets:
   Investments in securities:
      Cost ..................................     $ 313,341,548      $ 218,600,638      $ 8,198,516   $ 80,104,745
                                                ------------------------------------------------------------------
      Value .................................       326,052,634        223,620,330        8,134,866     80,104,745
   Cash .....................................            27,391            368,106           11,869         45,304
   Receivables:
      Capital shares sold ...................           229,139            449,739          171,000         30,257
      Interest ..............................         5,531,682          2,651,776           45,980        133,521
   Affiliates ...............................                --                 --           13,038             --
                                                ------------------------------------------------------------------
         Total assets .......................       331,840,846        227,089,951        8,376,753     80,313,827
                                                ------------------------------------------------------------------
Liabilities:
   Payables:
      Investment securities purchased .......         6,464,412          3,694,857               --      3,036,330
      Capital shares redeemed ...............           540,636            632,883              175        210,102
      Affiliates ............................           235,228            148,996              765         35,148
      Reports to shareholders ...............             5,023              6,029            2,195          2,619
      Professional fees .....................             9,249             19,060            5,487         21,659
   Distributions to shareholders ............           371,904            248,871            3,920          2,287
   Other liabilities ........................            21,791             10,781              675          2,144
                                                ------------------------------------------------------------------
         Total liabilities ..................         7,648,243          4,761,477           13,217      3,310,289
                                                ------------------------------------------------------------------
            Net assets, at value ............     $ 324,192,603      $ 222,328,474      $ 8,363,536   $ 77,003,538
                                                ==================================================================
Net assets consist of:
   Undistributed net investment income ......     $     158,381      $     127,095      $     2,186   $         --
   Net unrealized appreciation (depreciation)        12,711,086          5,019,692          (63,650)            --
   Accumulated net realized gain (loss) .....        (4,012,659)          (966,642)              --             --
   Capital shares ...........................       315,335,795        218,148,329        8,425,000     77,003,538
                                                ------------------------------------------------------------------
            Net assets, at value ............     $ 324,192,603      $ 222,328,474      $ 8,363,536   $ 77,003,538
                                                ==================================================================


                                                          Semiannual Report | 45

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2004 (unaudited)

                                                       ------------------------------------------------------------------
                                                                                                 FRANKLIN
                                                           FRANKLIN       FRANKLIN NEW YORK      NEW YORK      FRANKLIN
                                                           NEW YORK       INTERMEDIATE-TERM   LIMITED-TERM     NEW YORK
                                                       INSURED TAX-FREE       TAX-FREE          TAX-FREE      TAX-EXEMPT
                                                         INCOME FUND         INCOME FUND       INCOME FUND    MONEY FUND
                                                       ------------------------------------------------------------------
CLASS A:
   Net assets, at value ............................    $  287,097,444      $  214,733,297     $ 8,363,536   $ 77,003,538
                                                       ==================================================================
   Shares outstanding ..............................        25,302,140          19,783,224         841,968     77,003,538
                                                       ==================================================================
   Net asset value per share(a) ....................    $        11.35      $        10.85     $      9.93   $       1.00
                                                       ==================================================================
   Maximum offering price per share (net asset value
      per share / 95.75%, 97.75%, 100%, 100%
      respectively) ................................    $        11.85      $        11.10     $      9.93   $       1.00
                                                       ==================================================================
CLASS C:
   Net assets, at value ............................    $   37,095,159      $    7,595,177
                                                       ====================================
   Shares outstanding ..............................         3,224,819             698,846
                                                       ====================================
   Net asset value and maximum offering price
      per share                                         $        11.50      $        10.87
                                                       ====================================

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


46| See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2004 (unaudited)

                                                               ----------------------------------------------------------------
                                                                                                        FRANKLIN
                                                                   FRANKLIN       FRANKLIN NEW YORK     NEW YORK      FRANKLIN
                                                                   NEW YORK       INTERMEDIATE-TERM   LIMITED-TERM    NEW YORK
                                                               INSURED TAX-FREE       TAX-FREE          TAX-FREE     TAX-EXEMPT
                                                                  INCOME FUND        INCOME FUND       INCOME FUND   MONEY FUND
                                                               ----------------------------------------------------------------
Investment income:
   Interest ................................................     $  8,643,302       $  4,775,520       $  58,762      $ 362,353
                                                               ----------------------------------------------------------------
Expenses:
   Management fees (Note 3) ................................          880,445            626,650          16,010        229,806
   Administrative fees (Note 3) ............................               --                 --           6,404             --
   Distribution fees (Note 3)
      Class A ..............................................          147,961            109,291           4,816             --
      Class C ..............................................          126,285             19,021              --             --
   Transfer agent fees (Note 3) ............................           75,250             45,960             791         29,102
   Custodian fees ..........................................            1,705              1,115              39            498
   Reports to shareholders .................................           10,972              7,802           1,312          4,640
   Registration and filing fees ............................            9,847             11,176           4,199          6,684
   Offering Costs (Note 1f) ................................               --                 --           7,007             --
   Professional fees .......................................            9,220             11,749           5,481         12,657
   Trustees' fees and expenses .............................            6,672              4,327             670          1,554
   Other ...................................................           20,280             18,214           4,857          2,606
                                                               ----------------------------------------------------------------
      Total expenses .......................................        1,288,637            855,305          51,586        287,547
      Expenses waived/paid by affiliate (Note 3) ...........               --           (137,603)        (35,564)       (63,377)
                                                               ----------------------------------------------------------------
         Net expenses ......................................        1,288,637            717,702          16,022        224,170
                                                               ----------------------------------------------------------------
            Net investment income ..........................        7,354,665          4,057,818          42,740        138,183
                                                               ----------------------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ...............            9,253           (100,228)             --             --
   Net unrealized appreciation (depreciation) on investments      (10,650,279)        (6,552,961)        (75,022)            --
                                                               ----------------------------------------------------------------
Net realized and unrealized gain (loss) ....................      (10,641,026)        (6,653,189)        (75,022)            --
                                                               ----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations ..............................................     $ (3,286,361)      $ (2,595,371)      $ (32,282)     $ 138,183
                                                               ================================================================


                     Semiannual Report | See notes to financial statements. | 47

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended June 30, 2004 (unaudited) and the year ended December 31, 2003

                                             ---------------------------------------------------------------------------
                                                   FRANKLIN NEW YORK INSURED         FRANKLIN NEW YORK INTERMEDIATE-TERM
                                                     TAX-FREE INCOME FUND                   TAX-FREE INCOME FUND
                                             ---------------------------------------------------------------------------
                                             SIX MONTHS ENDED       YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                               JUNE 30, 2004    DECEMBER 31, 2003     JUNE 30, 2004    DECEMBER 31, 2003
                                             ---------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ..............    $   7,354,665      $  14,505,017       $   4,057,818      $   7,520,383
      Net realized gain (loss) from
         investments .....................            9,253           (333,959)           (100,228)           (64,561)
      Net unrealized appreciation
         (depreciation) on investments ...      (10,650,279)           482,493          (6,552,961)         2,261,298
                                             ---------------------------------------------------------------------------
            Net increase (decrease) in net
               assets resulting from
               operations ................       (3,286,361)        14,653,551          (2,595,371)         9,717,120
   Distributions to shareholders from:
      Net investment income:
         Class A .........................       (6,599,473)       (13,046,439)         (3,888,478)        (7,481,106)
         Class C .........................         (748,603)        (1,364,639)            (86,943)           (35,469)
                                             ---------------------------------------------------------------------------
   Total distributions to shareholders ...       (7,348,076)       (14,411,078)         (3,975,421)        (7,516,575)
   Capital share transactions: (Note 2)
         Class A .........................         (382,468)         4,741,205           3,264,197         34,873,634
         Class C .........................       (1,510,463)        10,563,805           3,841,275          3,890,723
                                             ---------------------------------------------------------------------------
   Total capital share transactions ......       (1,892,931)        15,305,010           7,105,472         38,764,357
            Net increase (decrease) in net
               assets ....................      (12,527,368)        15,547,483             534,680         40,964,902
Net assets:
   Beginning of period ...................      336,719,971        321,172,488         221,793,794        180,828,892
                                             ---------------------------------------------------------------------------
   End of period .........................    $ 324,192,603      $ 336,719,971       $ 222,328,474      $ 221,793,794
                                             ===========================================================================
Undistributed net investment income
   included in net assets:
      End of period ......................    $     158,381      $     151,792       $     127,095      $      44,698
                                             ===========================================================================


48| Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended June 30, 2004 (unaudited) and the year ended December 31, 2003

                                                ------------------------------------------------------------------------------
                                                                FRANKLIN                                 FRANKLIN
                                                         NEW YORK LIMITED-TERM                     NEW YORK TAX-EXEMPT
                                                          TAX-FREE INCOME FUND                          MONEY FUND
                                                ------------------------------------------------------------------------------
                                                SIX MONTHS ENDED      PERIOD ENDED        SIX MONTHS ENDED       YEAR ENDED
                                                  JUNE 30, 2004    DECEMBER 31, 2003(a)    JUNE 30, 2004     DECEMBER 31, 2003
                                                ------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................      $    42,740         $    18,339          $    138,183       $    338,732
      Net unrealized appreciation
         (depreciation) on investments ......          (75,022)             11,372                    --                 --
                                                ------------------------------------------------------------------------------
            Net increase (decrease) in net
               assets resulting from
               operations ...................          (32,282)             29,711               138,183            338,732
   Distributions to shareholders from net
      investment income .....................          (46,030)            (16,934)             (138,183)          (338,732)
   Capital share transactions (Note 2) ......        2,669,344           5,759,727             1,725,872         (4,650,026)
                                                ------------------------------------------------------------------------------
            Net increase (decrease) in net
               assets .......................        2,591,032           5,772,504             1,725,872         (4,650,026)
Net assets:
   Beginning of period ......................        5,772,504                  --            75,277,666         79,927,692
                                                ------------------------------------------------------------------------------
   End of period ............................      $ 8,363,536         $ 5,772,504          $ 77,003,538       $ 75,277,666
                                                ==============================================================================
Undistributed net investment income
   included in net assets:
      End of period .........................      $     2,186         $     5,476          $         --       $         --
                                                ==============================================================================

(a)   For the period September 2, 2003 (effective date) to December 31, 2003.


                     Semiannual Report | See notes to financial statements. | 49

FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of four series (the Funds). The Funds' investment objectives are to provide a high level of current income exempt from federal and New York personal income taxes, while seeking the preservation of capital. The Franklin New York Tax-Exempt Money Fund (Money Fund) also seeks liquidity in its investments.

On July 15th, 2004, the Board of Trustees approved the change of the Trust's fiscal year end from December 31st to September 30th effective September 30, 2004.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market. The Trust utilizes independent pricing services to perform any of the pricing functions under procedures approved by the Board of Trustees. Tax-free bonds may be valued by the pricing services using matrix pricing which considers such factors as prices of comparable quality issues, yield, maturity, coupon, and credit ratings. If events occur that materially affect the values of securities after the prices are determined but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees. Short-term securities, including securities held in the Money Fund, are valued at amortized cost which approximates value.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.


50 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. For the Franklin New York Insured Tax-Free Income Fund (Insured
Fund), the Franklin New York Intermediate-Term Tax-Free Income Fund (Intermediate-Term Fund) and the Franklin New York Limited-Term Tax-Free Income Fund (Limited-Term Fund), dividends from net investment income are normally declared daily and distributed monthly to shareholders. For the Money Fund, dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the fund or distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class for the Insured Fund and the Intermediate-Term Fund.

E. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Insured Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Some municipal securities in the fund are secured by collateral guarantee by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the fund, or paid by a third party.

F. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                          Semiannual Report | 51

FRANKLIN NEW YORK TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of the Funds' shares, except for the Money Fund, held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital. There were no redemption fees for the period.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-------------------------------------------
CLASS A              CLASS A & CLASS C
-------------------------------------------
Limited-Term Fund    Insured Fund
Money Fund           Intermediate-Term Fund

At June 30, 2004, there were an unlimited number of shares authorized (no par value). Transactions in the Money Fund's shares were at $1.00 per share. Transactions in the Funds' shares were as follows:

                                         -------------------------------------------------------
                                               INSURED FUND            INTERMEDIATE-TERM FUND
                                         -------------------------------------------------------
                                           SHARES         AMOUNT        SHARES        AMOUNT
                                         -------------------------------------------------------
CLASS A SHARES:
Six months ended June 30, 2004
   Shares sold .......................    1,780,277   $  20,864,996    3,030,814   $  33,661,490
   Shares issued in reinvestment of
      distributions ..................      363,404       4,219,138      218,871       2,424,244
   Shares redeemed ...................   (2,201,445)    (25,466,602)  (2,984,523)    (32,821,537)
                                         -------------------------------------------------------
   Net increase (decrease) ...........      (57,764)  $    (382,468)     265,162   $   3,264,197
                                         =======================================================
Year ended December 31, 2003
   Shares sold .......................    3,630,012   $  42,499,518    7,459,429   $  82,565,354
   Shares issued in reinvestment of
      distributions ..................      705,433       8,234,561      406,887       4,509,820
   Shares redeemed ...................   (3,948,218)    (45,992,874)  (4,722,970)    (52,201,540)
                                         -------------------------------------------------------
   Net increase (decrease) ...........      387,227   $   4,741,205    3,143,346   $  34,873,634
                                         =======================================================


52 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                         --------------------------------------------------
                                               INSURED FUND          INTERMEDIATE-TERM FUND
                                         --------------------------------------------------
                                           SHARES       AMOUNT       SHARES       AMOUNT
                                         --------------------------------------------------
CLASS C SHARES:
   Six months ended June 30, 2004
   Shares sold .......................     318,705   $  3,769,014    441,782   $  4,923,698
   Shares issued in reinvestment of
      distributions ..................      36,546        430,402      5,165         56,892
   Shares redeemed ...................    (484,770)    (5,709,879)  (102,979)    (1,139,315)
                                         --------------------------------------------------
   Net increase (decrease) ...........    (129,519)  $ (1,510,463)   343,968   $  3,841,275
                                         ==================================================
Year ended December 31, 2003(a)
   Shares sold .......................   1,244,737   $ 14,780,797    382,547   $  4,196,870
   Shares issued in reinvestment of
      distributions ..................      72,034        851,693      1,316         14,594
   Shares redeemed ...................    (429,345)    (5,068,685)   (28,985)      (320,741)
                                         --------------------------------------------------
   Net increase (decrease) ...........     887,426   $ 10,563,805    354,878   $  3,890,723
                                         ==================================================

                                        ---------------------------------------
                                          LIMITED-TERM FUND        MONEY FUND
                                        ---------------------------------------
                                         SHARES       AMOUNT         AMOUNT
                                        ---------------------------------------
CLASS A SHARES:
Six months ended June 30, 2004
   Shares sold ......................    461,128   $  4,605,701   $  26,953,986
   Shares issued in reinvestment of
      distributions .................      2,428         24,310         137,559
   Shares redeemed ..................   (195,264)    (1,960,667)    (25,365,673)
                                        ---------------------------------------
   Net increase (decrease) ..........    268,292   $  2,669,344   $   1,725,872
                                        =======================================
Year ended December 31, 2003(b)
   Shares sold ......................    576,598   $  5,789,125   $  68,653,210
   Shares issued in reinvestment of
      distributions .................        645          6,485         343,285
   Shares redeemed ..................     (3,567)       (35,883)    (73,646,521)
                                        ---------------------------------------
   Net increase (decrease) ..........    573,676   $  5,759,727   $  (4,650,026)
                                        =======================================

(a) For the period July 1, 2003 (effective date) to December 31, 2003 for the Intermediate-Term Fund.

(b) For the period September 2, 2003 (effective date) to December 31, 2003 for the Limited-Term Fund.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of the following entities:

--------------------------------------------------------------------------------
ENTITY                                                    AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                         Investment manager
Franklin Templeton Services LLC (FT Services)             Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)       Principal underwriter
Franklin/Templeton Investor Services LLC (Investor        Transfer agent
Services)


                                                          Semiannual Report | 53

FRANKLIN NEW YORK TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Insured Fund and the Intermediate-Term Fund pay an investment management fee to Advisers based on the month-end net assets and the Money Fund pays an investment management fee to Advisers based on average daily net assets as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------
      .625%                  First $100 million
      .500%                  Over $100 million, up to and including $250 million
      .450%                  In excess of $250 million

The Limited-Term Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------
      .500%                  First $100 million
      .450%                  Over $100 million, up to and including $250 million
      .425%                  Over $250 million, up to and including $500 million

Fees are further reduced on net assets over $500 million.

Advisers agreed in advance to voluntarily waive a portion of management fees for the Intermediate-Term Fund and the Money Fund, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the funds. Effective June 1, 2004, the waiver was discontinued for the Intermediate-Term Fund.

Advisers and FT Services agreed in advance to voluntarily waive management and administrative fees, respectively, and assume payment of other expenses of the Limited-Term Fund, as noted in the Statement of Operations. Total expenses waived by Advisers and FT services are not subject to reimbursement by the fund.

Under an agreement with Advisers, FT Services provides administrative services to the Insured Fund, the Intermediate-Term Fund and the Money Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the funds.

The Limited-Term Fund pays an administrative fee to FT Services of .20% per year of the average daily net assets of the fund.

The Funds, except the Money Fund, reimburse Distributors for costs incurred in marketing the Funds' shares under a Rule 12b-1 plan up to a certain percentage per year of their average daily net assets of each class as follows:

                                          -----------------------------------
                                          INSURED   INTERMEDIATE-    LIMITED-
                                           FUND       TERM FUND     TERM FUND
                                          -----------------------------------
Class A ...............................     10%         .10%          .15%
Class C ...............................     65%         .65%           --


54 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Under the Class A distribution plan, for the Insured Fund and the Intermediate-Term Fund, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Distributors has advised the Funds of the following commission transactions related to the sale of the Funds' shares for the period:

                                    -----------------------------------
                                    INSURED    INTERMEDIATE-     MONEY
                                      FUND       TERM FUND       FUND
                                    -----------------------------------

Commissions paid .................  $ 83,973    $ 61,277       $     --
Sales charges received ...........  $ 47,873    $ 26,954       $     --
Contingent deferred sales charges
   retained ......................  $  6,676    $  3,593       $ 10,700

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                        -----------------------------------------------
                         INSURED   INTERMEDIATE-    LIMITED-     MONEY
                          FUND      TERM FUND      TERM FUND     FUND
                        -----------------------------------------------
Transfer agent fees ..  $ 42,982     $ 30,813        $ 507     $ 21,066

4. INCOME TAXES

At December 31, 2003, the following funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                       ---------------------------
                                         INSURED     INTERMEDIATE-
                                           FUND        TERM FUND
                                       ---------------------------
Capital loss carryovers expiring in:
   2004 .............................  $        --     $ 251,923
   2007 .............................    1,075,699       213,880
   2008 .............................    2,471,475       283,875
   2009 .............................           --           251
   2010 .............................           --        34,731
   2011 .............................      474,738            --
                                       ---------------------------
                                       $ 4,021,912     $ 784,660
                                       ===========================

At December 31, 2003, the Intermediate-Term Fund had deferred capital losses occurring subsequent to October 31, 2003 of $81,754. For tax purposes, such losses will be reflected in the year ending December 31, 2004.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts.


                                                          Semiannual Report | 55

FRANKLIN NEW YORK TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

At June 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                 ----------------------------------------------------------
                                   INSURED       INTERMEDIATE-     LIMITED-        MONEY
                                     FUND          TERM FUND      TERM FUND        FUND
                                 ----------------------------------------------------------
Cost of investments ..........   $ 313,255,887   $ 218,547,643   $ 8,198,516   $ 80,104,745
                                 ==========================================================
Unrealized appreciation ......      14,213,259       6,335,862         2,411             --
Unrealized depreciation ......      (1,416,512)     (1,263,175)      (66,061)            --
                                 ----------------------------------------------------------
Net unrealized appreciation
   (depreciation) ............   $  12,796,747   $   5,072,687   $   (63,650)  $         --
                                 ==========================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2004, were as follows:

                ------------------------------------------
                   INSURED     INTERMEDIATE-    LIMITED-
                    FUND        TERM FUND       TERM FUND
                ------------------------------------------
Purchases ....  $ 26,230,439   $ 18,513,895    $ 1,239,809
Sales ........  $ 20,467,337   $  5,736,288    $   200,000

6. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement had been reached by the Trust's investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.


56 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

6. REGULATORY MATTERS (CONTINUED)

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT (CONTINUED)
Under the terms of the SEC's Order, pursuant to which the Trust's investment manager neither admits nor denies any wrongdoing, the Trust's investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Trust's investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Trust's investment manager and the Trust's principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Trust's principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged


                                                          Semiannual Report | 57

FRANKLIN NEW YORK TAX-FREE TRUST

6. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


58 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies related to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at http://www.sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


                                                          Semiannual Report | 59
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LITERATURE REQUEST

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R)(1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Federal Money Fund(5), (6)
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Money Fund(5), (6)
Franklin Short-Intermediate U.S. Government Securities Fund(5)
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(7)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(8)
Tax-Exempt Money Fund(5), (6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC(7)

Alabama
Arizona
California(9)
Colorado
Connecticut
Florida(9)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(8)
Michigan(8)
Minnesota(8)
Missouri
New Jersey
New York(9)
North Carolina
Ohio(8)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(10)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders as well as select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6) No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

(7) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(8)   Portfolio of insured municipal securities.

(9) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(10) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report
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         [LOGO]
FRANKLIN(R) TEMPLETON(R)        One Franklin Parkway
       INVESTMENTS              San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMI ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN NEW YORK
TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDERS SERVICE

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

NYT S2004 08/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    August 31, 2004